Investment portfolio (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investment Portfolio Details Abstract
Equities	$ 20,590
Partnership interests and others	200
Investment portfolio	$ 20,790	[1]

[1]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.